PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
At cost:
Property	1,511,429	1,778,377	279,066
Leasehold improvements	2,609,828	3,302,883	518,294
Computer and network equipment	4,899,577	5,923,149	929,471
Optical fibers	142,723	142,723	22,396
Office equipment	26,845	32,561	5,110
Motor vehicles	2,668	3,959	621
	9,193,070	11,183,652	1,754,958
Less: Accumulated depreciation	(3,285,138)	(4,206,943)	(660,160)
	5,907,932	6,976,709	1,094,798
Construction-in-progress	2,234,286	3,239,407	508,334
Impairment	(35,793)	(123,697)	(19,411)
Property and equipment, net	8,106,425	10,092,419	1,583,721

8.    PROPERTY AND EQUIPMENT, NET (CONTINUED)

Depreciation expense was RMB696,528, RMB908,387 and RMB1,164,725 (US$182,771) for the years ended December 31, 2019, 2020 and 2021, respectively, and were included in the following captions:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenues	644,108	850,746	1,107,655	173,815
Sales and marketing expenses	2,107	2,399	963	151
General and administrative expenses	30,110	29,711	23,186	3,639
Research and development expenses	20,203	25,531	32,921	5,166
	696,528	908,387	1,164,725	182,771

The carrying amounts of the Company’s property and equipment held under finance leases at respective balance sheet dates were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Property	921,970	993,158	155,848
Computer and network equipment	1,019,588	823,625	129,245
Optical fibers	137,924	137,924	21,643
	2,079,482	1,954,707	306,736
Less: Accumulated depreciation	(661,796)	(629,927)	(98,849)
	1,417,686	1,324,780	207,887
Construction-in-progress	92,545	—	—
Impairment	(17,613)	(17,377)	(2,727)
	1,492,618	1,307,403	205,160

Depreciation of property, computer and network equipment and optical fibers under finance leases was RMB216,664, RMB255,458 and RMB274,052 (US$43,005) for the years ended December 31, 2019, 2020 and 2021, respectively.

The carrying amounts of property and equipment pledged by the Company to secure borrowings (Note 14) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Property	264,784	253,979	39,855
Leasehold improvements	90,947	160,959	25,258
Computer and network equipment	40,871	159,909	25,093
Office equipment	—	660	104
Construction-in-progress	238,771	—	—